Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 13, 2013

to

Prospectus dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

IV. CHANGES FOR THE REAL ESTATE SECURITIES FUND

Under the section disclosing, “Principal Investment Strategies” for the Real Estate Securities Fund on page 99, the following information is added after the second bullet point:

•
The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets.

Under the section disclosing, “Principal Investment Risks” for the Real Estate Securities Fund on page 99, the following information is added after the seventh bullet point:

•
Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•
Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•
Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.

Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated September 13, 2013

to

Prospectus dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

IV. CHANGES FOR THE REAL ESTATE SECURITIES FUND

Under the section disclosing, “Principal Investment Strategies” for the Real Estate Securities Fund on page 99, the following information is added after the second bullet point:

•
The Fund may invest in equity securities of REITs and other real estate related companies located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of REITs and other real estate related companies located in emerging markets.

Under the section disclosing, “Principal Investment Risks” for the Real Estate Securities Fund on page 99, the following information is added after the seventh bullet point:

•
Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.

•
Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.

•
Investing in emerging markets involves even greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic stability.